Other income	6 Months Ended
Jun. 30, 2026
Other income
Other income

17. Other income

During the three-month and the six-month periods ended June 30, 2026, the Group recognized CHF 9,948 and CHF 17,639, respectively (CHF 34,505 and CHF 105,560 for the three-month and six-month periods ended June 30, 2025) related to the fair value of services received from Neurosterix’s Group at zero cost (note 10).